Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent events

Note 17 — Subsequent events

The vesting of the PSUs was certified by the Board of Directors for release on February 12, 2021. Approximately 0.7 million shares were issued upon vesting of the PSUs and 0.75 million shares were withheld to cover $10.7 million in tax obligations.

On February 17, 2021, GDH, and Riverview Group LLC, an affiliate of Millennium Management LLC (“Holder”), a holder of 6,383,269 the Company’s outstanding publicly traded warrants (the “Public Warrants”) entered into a Warrant Exchange Agreement (the “Exchange Agreement”). The Public Warrants were previously issued pursuant to the Company’s public offering registered under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to a prospectus dated October 4, 2018. Pursuant to the Exchange Agreement, the Holder agreed to exchange each of its Public Warrants for 0.3480 shares of the Company’s common stock, i.e., 2,221,378 shares (the “Shares”). This transaction is exempt from registration under Section 3(a)(9) of the Securities Act, as no commission or other remuneration will be paid or given directly or indirectly for soliciting such transactions.

Management of the Company evaluated its December 31, 2020 consolidated financial statements for subsequent events through March 5, 2021, the date the financial statements were available to be issued.